Summary Of Significant Accounting Policies (Tables) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Principal Subsidiaries

The details of the principal subsidiaries of Yingxi are set out as follows:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities
Shares held directly
Yingxi Industrial Chain Investment Co., Ltd (“YICI”)	Hong Kong China	100%	Investment holdings
Shares held indirectly
Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)	China	100%	Garment manufacturing and business consultancy
Qianhai Yingxi Textile and Garments Co., Ltd (“QYTG”)	China	100%	Investment holdings
Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)	China	100%	Garment manufacturing
Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)	China	100%	Logistics and business consultancy
Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd (“SQYI”)	China	100%	Investment holdings
Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)	China	100%	Logistics

The details of the principal subsidiaries of Yingxi are set out as follows:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities
Shares held directly
Yingxi Industrial Chain Investment Co., Ltd (“YICI”)	Hong Kong China	100%	Investment holdings
Shares held indirectly
Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)	China	100%	Garment manufacturing and business consultancy
Qianhai Yingxi Textile and Garments Co., Ltd (“QYTG”)	China	100%	Investment holdings
Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)	China	100%	Garment manufacturing
Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)	China	100%	Logistics and business consultancy
Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd (“SQYI”)	China	100%	Investment holdings
Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)	China	100%	Logistics

Schedule of Foreign Currency Transaction Adjustments Accumulated Other Comprehensive Income

	June 30, 2017	December 31, 2016	June 30, 2016

Spot CNY: USD exchange rate	$0.1475	$0.1437	$0.1504
Average CNY: USD exchange rate	$0.1452 - 0.1458	$0.1505	$0.1529 - 0.1531
Spot HKD: USD exchange rate	$0.1289	$0.1289	$0.1289
Average HKD: USD exchange rate	$0.1289	$0.1289	$0.1289

	December 31, 2016	December 31, 2015

Spot RMB: USD exchange rate	$0.14	$0.15
Average RMB: USD exchange rate	$0.15	$0.16

Schedule of Accounts Receivable
	June 30, 2017	December 31, 2016

Within 1 year	$3,411,587	$3,985,638
1 - 2 year	1,368,121	1,429,976
	4,779,708	5,415,614

	December 31, 2016	December 31, 2015

Within 1 year	$3,985,638	$3,209,461
1 - 2 years	1,429,976	-
	5,415,614	3,209,461

Schedule of Estimated Useful Lives of Plant and Equipment

Depreciation of plant and equipment, is recorded on the straight-line method over estimated useful lives, generally as follows:

Years
Production equipment	5 - 10
Vehicles	3 - 15
Office equipment	5 - 10

Depreciation of plant and equipment, is recorded on the straight-line method over estimated useful lives, generally as follows:

Years
Production equipment	5 - 10
Vehicles	3 - 15
Office equipment	5 - 10